Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Aug. 01, 2018
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VI
CIK	dei_EntityCentralIndexKey	0001552740
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Aug. 01, 2018
Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2018
Prospectus Date	rr_ProspectusDate	Aug. 01, 2018